CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.005	$ 0.005
Common Stock, Shares Authorized	5,000,000,000	10,000,000
Common Stock, Shares, Issued	19,093,315	5,093,315
Common Stock, Shares, Outstanding	19,093,315	5,093,315